Shareholder Report, Average Annual Return (Details)		12 Months Ended	44 Months Ended	52 Months Ended	56 Months Ended	60 Months Ended	97 Months Ended	106 Months Ended
		Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Abacus FCF Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Leaders ETF NAV
Average Annual Return, Percent		12.65%				14.75%		14.22%
Abacus FCF International Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF International Leaders ETF NAV
Average Annual Return, Percent		1.38%				6.12%	4.72%
Abacus Flexible Bond Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Abacus Flexible Bond Leaders ETF NAV1
Average Annual Return, Percent	[1]	5.95%			0.77%
Abacus FCF Innovation Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Innovation Leaders ETF NAV
Average Annual Return, Percent		24.11%			11.69%
Abacus FCF Real Assets Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Real Assets Leaders ETF NAV
Average Annual Return, Percent		0.14%	10.96%
Abacus FCF Small Cap Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Small Cap Leaders ETF NAV
Average Annual Return, Percent		(5.06%)		4.69%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Total Return
Average Annual Return, Percent		15.68%				15.19%		14.28%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent		14.73%				9.11%	6.50%
Abacus Flexible Bond Leaders Index [Member] [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus Flexible Bond Leaders Index
Average Annual Return, Percent	[1]	1.75%			2.90%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		3.38%			(1.02%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		16.33%			14.02%
Russell 1000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Total Return
Average Annual Return, Percent		23.85%			15.42%
Abacus FCF Innovation Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Innovation Leaders Index
Average Annual Return, Percent		24.58%			13.06%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		16.33%	10.44%
S&P Real Assets Equity Index (Net TR) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Real Assets Equity Index (Net TR)
Average Annual Return, Percent		7.64%	2.70%
Abacus FCF Real Assets Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Real Assets Leaders Index
Average Annual Return, Percent		0.14%	10.63%
Abacus FCF Small Cap Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Abacus FCF Small Cap Leaders Index
Average Annual Return, Percent	[2]	(6.80%)		5.61%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		16.33%		13.33%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000 Total Return Index
Average Annual Return, Percent		(0.55%)		0.79%

[1]
1	Performance of the Fund and Abacus Flexible Bond Leaders Index (“Underlying Index”) shown prior to June 6, 2025, reflects the Fund’s and Underlying Index’s prior principal investment strategy and methodology, respectively; the Fund’s and Underlying Index’s performance would have differed if the Fund’s and Underlying Index’s current principal investment strategy and methodology, respectively, had been in place.

[2]
2	The performance of the Abacus FCF Small Cap Leaders Index is provided as of 3/31/2021 as the Index does not have performance data prior to that date.